Investments in equity accounted associates	6 Months Ended
Jun. 30, 2022
Investments in equity accounted associates.
Investments in equity accounted associates

16.Investments in equity accounted associates

MX Capital Ltd

As at January 27, 2022, the Company entered into a share purchase agreement to acquire 48.8% of the issued share capital of MX Capital Ltd from Everix Investments Ltd for an initial consideration of 16,586 paid in cash, while 1,586 was refunded to Nexters Inc in June of 2022.

Further earn-out payments of up to 35,000 may increase the consideration depending on achievement of certain agreed metrics by MX Capital Ltd. The fair value of such earn-out payments is 11,502, which was determined based on Monte-Carlo simulations of monthly marketing expenses of the group’s financial model leading to expected pay-outs of earnouts (see Note 4 for the details).

On the same date, the Company entered into a shareholders’ agreement with the remaining shareholder of MX Capital Ltd, which provided for a put and call option deal allowing the Company to obtain control of 100% of the issued share capital of MX Capital Ltd in the first half of 2024. The price payable under the put and call options depends on achievement of certain agreed KPIs by MX Capital Ltd. The fair value of such symmetric option is 6,779 based on the Monte-Carlo simulations of monthly marketing expenses of the group’s financial model leading to expected buy-out of remaining shares (see Note 4 for the details).

Also, depending on the achievement of another set of KPIs by MX Capital Ltd, the Company shall pay the remaining shareholders an amount not exceeding 100,000 as further consideration for the sale of the option shares. MX Capital Ltd stands behind the RJ Games studio, developer of Puzzle Breakers, a new mobile midcore game that is associated with both puzzle and RPG genres. The transaction was fully executed on February 4, 2022. The fair value of such earn-outs is 4,692 based on Monte-Carlo simulations of monthly marketing expenses of the group’s financial model leading to expected pay-outs of earnouts (see Note 4 for the details).

Founders and sellers earn-outs are recognized within the line Other non-current liabilities in this interim consolidated condensed statement of financial position.

The deal is accounted for as equity accounted associate based on the provisions of IAS 28. The fair values of the identifiable assets and liabilities on provisional basis as at the date of acquisition were:

Fair value recognized
on acquisition,
February 4, 2022, MX
Capital Ltd
Assets
Property and equipment	148
Intangible assets	18,339
Right-of-use assets	26
Trade and other receivables	177
Cash and cash equivalents	5,367
Prepaid tax	34
Loans receivable - current	34
Other assets	154
24,279
Liabilities
Trade and other payables	(1,150)
Tax liability	(155)
Provisions for non-income tax risks	(89)
Lease liabilities - current	(26)
Short term loans	(1,171)

(2,591)

Total identifiable net assets at fair value	21,688

Goodwill arising on acquisition	13,831
Purchase consideration transferred	15,000
Liability arising from sellers earn-outs	11,502
Liability arising from founders earn-outs	4,692
Liability arising from symmetric put option	544
Asset arising from symmetric call option	(7,323)

Goodwill of 13,831 is included in the carrying amount of the investment.

Intangible assets mainly include IP rights, trademark, domain name and R&D.

The group’s loss net of tax since the date of acquisition amounted 6,428, Nexters Inc.’s share of these losses was reflected in the amount of 3,137 in the interim condensed consolidated statement of profit or loss.

Castcrown Ltd

As at January 27, 2022, the Company entered into a share purchase agreement to acquire approximately 49.5% of the issued share capital of Castcrown Ltd for a total consideration of 2,970. Castcrown Ltd stands behind Royal Ark, a game studio responsible for two survival RPG titles – Dawn of Zombies and Shelter Wars. On the same date, the Company entered into a shareholders’ agreement with the remaining shareholders of Castcrown Ltd, which provided for a put and call option agreement allowing the Company to obtain control of 100% of the issued share capital of Castcrown Ltd. The call option may be exercised no later than April 1, 2027. The put option may be exercised from April 1, 2027 to July 1, 2027. The price payable under the put and call options depends on achievement of certain agreed metrics by Castcrown Ltd and is based on a discount to a projected future enterprise valuation of the Company. In consideration for being granted this call option, the Company has to pay to the remaining shareholders an option premium of 1,200 (subject to adjustment on completion accounts finalization), and may pay an additional option premium of 800 depending on the achievement of certain targets.

The transaction was fully executed on March 30, 2022 and is accounted for as equity accounted associate based on the provisions of IAS 28. The fair value of the call option is 3,745 based on the Monte-Carlo simulations of monthly marketing expenses of the group’s financial model (see Note 4 for the details).

The fair values of the identifiable assets and liabilities on provisional basis as at the date of acquisition were:

Fair value recognized
on acquisition, March
30, 2022, Castcrown
Ltd
Assets
Property and equipment	4
Intangible assets	3,985
Trade and other receivables	344
Cash and cash equivalents	664
Loans receivable - current	121
5,118
Liabilities
Trade and other payables	(558)
Tax liability	(213)
Long term loans	(316)
(1,087)

Total identifiable net assets at fair value	4,031

Goodwill arising on acquisition	(2,773)

Purchase consideration transferred	2,970
Derivative asset arising from call option	(3,745)

Payment on consideration transferred was pending as at the reporting date.

Negative goodwill of 2,773 is included in the carrying amount of the investment and is reflected in the line “Share of loss of equity-accounted associates” of the interim condensed statement of profit or loss and arose due to the distressed asset sale by Castcrown Ltd’s shareholders due to the need in financing.

Intangible assets mainly include IP rights, trademark, domain name and R&D.

The group’s loss net of tax since the date of acquisition amounted 2,574, Nexters Inc.’s share of these losses was reflected in the amount of 1,276 in the interim condensed consolidated statement of profit or loss.

The Group recognized indemnification asset in the amounts of 119 and 105 for the tax risks of MX Capital Ltd and Castcrown Ltd respectively as such indemnification was provided in the share purchase agreements.

The Group capitalized legal expenses of 148 as part of acquisition costs.